Investments - Additional Information (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Oct. 17, 2022	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income (loss) from equity method investments	$ 43.4	$ 5.7	$ 0.8	$ 0.5	$ (3.0)	$ (6.1)
STARZPLAY Arabia [Member]
Equity method investment, amount sold	$ 43.4
Minimum [Member] | Equity Method Investment [Member]
Equity method investment, ownership percentage		6.00%		6.00%
Maximum [Member] | Equity Method Investment [Member]
Equity method investment, ownership percentage				49.00%